Other Comprehensive Income (Loss) (Schedule of Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, Before-tax amount	¥ 17,474	¥ 12,555	¥ 17,250
Net unrealized gains (losses) arising during the year, Before-tax amount	282	361	321
Less reclassification adjustments for net gains (losses) realized in earnings, Before-tax amount	(750)	(1,396)	(1)
Net unrealized gains (losses), Before-tax amount	(468)	(1,035)	320
Pension related adjustment, Before-tax amount	(5,995)	165	(1,908)
Other comprehensive income (loss), Before-tax amount	¥ 11,011	¥ 11,685	¥ 15,662
Foreign currency translation adjustments, Tax (expense) or benefit
Net unrealized gains (losses) arising during the year, Tax (expense) or benefit	¥ (53)	¥ (101)	¥ (156)
Less reclassification adjustments for net gains (losses) realized in earnings, Tax (expense) or benefit	255	494	10
Net unrealized gains (losses), Tax (expense) or benefit	202	393	(146)
Pension related adjustment, Tax (expense) or benefit	1,848	177	129
Other comprehensive income (loss), Tax (expense) or benefit	2,050	570	(17)
Foreign currency translation adjustments, Net-of-tax amount	17,474	12,555	17,250
Net unrealized gains (losses) arising during the year, Net-of-tax amount	229	260	165
Less reclassification adjustments for net gains (losses) realized in earnings, Net-of-tax amount	(495)	(902)	9
Net unrealized gains (losses), Net-of-tax amount	(266)	(642)	174
Pension related adjustment, Net-of-tax amount	(4,147)	342	(1,779)
Total other comprehensive income (loss)	¥ 13,061	¥ 12,255	¥ 15,645